Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events

On January 23, 2023, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional and accredited investors (the “Investors”) pursuant to which we issued and sold to the Investors in a private placement (the “Private Placement”) an aggregate of
1,995,708
shares of our common

stock, par value
$
0.0001
per share (“Common Stock”) and accompanying warrants (the “Warrants”) to purchase an aggregate of up to
1,995,708
additional shares of common stock at a price of $
1.40
per share and accompanying Warrant. The exercise price of the Warrants is $
1.40
per share. The Warrants are exercisable at any time on or after the date that i
s six months following the date of the issuance of the Warrants and will expire five
and
one-half
years from the date of issuance. Brookline Capital Markets, a division of Arcadia Securities, LLC, has acted as our placement agent for the Private Placement (the “Placement Agent”).
We also entered into a letter agreement (the “Engagement Agreement”) with the Placement Agent, pursuant to which the Placement Agent agreed to serve as the exclusive placement agent for us in connection with the Private Placement. We agreed to pay the Placement Agent a cash fee equal to 7% of the gross proceeds from the sale of the shares and accompanying Warrants in the Private Placement. The Placement Agent received warrants to purchase up to 99,785 shares of Common Stock (the “Placement Agent Warrants”) on substantially the same terms as the Warrants, except that the Placement Agent Warrants have an exercise price equal to 125% of the price paid by
i
nvestors in the Private Placement, or $1.75 per share of Common Stock.
On January 30, 2023, we received aggregate gross proceeds of $2.8 million before deducting placement agent fees and estimated offering expenses payable by us. We expect the net proceeds from the Private Placement to be used for working capital purposes.